Segments (Tables)	12 Months Ended
Jun. 30, 2015
Segments [Abstract]
Schedule of divisional operations
Revenues:	2015	2014
Yulong Bricks	$15,586,654	$14,956,906
Yulong Concrete and Yulong Transport	29,967,622	29,499,530
Yulong Renewable	676,108	-
Consolidated revenues	$46,230,384	$44,456,436

Gross profit:	2015	2014
Yulong Bricks	$9,446,895	$9,183,373
Yulong Concrete and Yulong Transport	7,084,582	7,769,602
Yulong Renewable	335,922	-
Consolidated gross profit	$16,867,399	$16,952,975

Income (loss) from operations:	2015	2014
Yulong Bricks	$9,112,875	$9,133,974
Yulong Concrete and Yulong Transport	6,042,286	6,964,743
Yulong Renewable	(1,190,220)	(482,275)
Subtotal	13,964,941	15,616,442
Yulong Eco-Materials	(1,106,489)	(399,974)
Consolidated income from operations	$12,858,452	$15,216,468

Net income (loss):	2015	2014
Yulong Bricks	$6,872,096	$6,840,465
Yulong Concrete and Yulong Transport	4,159,835	4,838,486
Yulong Renewable	(1,245,871)	(586,743)
Subtotal	9,786,060	11,092,208
Yulong Eco-Materials	(1,106,489)	(400,034)
Consolidated net income	$8,679,571	$10,692,174

Depreciation and amortization:	2015	2014
Yulong Bricks	$535,938	$534,563
Yulong Concrete and Yulong Transport	374,776	511,532
Yulong Renewable	841,937	342,314
Consolidated depreciation and amortization	$1,752,651	$1,388,409

Interest expenses:	2015	2014
Yulong Bricks	$513,819	$507,425
Yulong Concrete and Yulong Transport	486,507	475,385
Yulong Renewable	296,776	200,770
Consolidated interest expenses	$1,297,102	$1,183,580

Capital expenditures:	2015	2014
Yulong Bricks	$168,677	$37,955
Yulong Concrete and Yulong Transport	40,275	7,293
Yulong Renewable	1,816,214	905,248
Consolidated capital expenditures	$2,025,166	$950,496

Schedule of assets of division
Total Assets as of:	June 30, 2015	June 30, 2014
Yulong Bricks	$37,840,558	$31,876,516
Yulong Concrete and Yulong Transport	26,391,895	28,221,679
Yulong Renewable	40,638,270	32,732,574
Interdivision assets	(27,565,591)	(23,395,738)
Yulong Eco-Materials	293,333	120,299
Total Assets	$77,598,465	$69,555,330